Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Practices
.
It is the Compensation Committee’s practice to ensure that equity awards are not impacted by the release of material non-public
information. Traditionally, the Compensation Committee has granted employee and executive officer equity awards after the release of SBA’s annual financial and operational results.